Exhibit 99.4 Schedule 1

ATR QM Data Fields
Loans in Report: 9

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXX	119448	Not covered/exempt	No	No
XXXXXXXXX	119457	Not covered/exempt	No	No
XXXXXXXXX	119429	Not covered/exempt	No	No
XXXXXXXXX	119420	Not covered/exempt	No	No
XXXXXXXXX	119454	Not covered/exempt	No	No
XXXXXXXXX	119434	Not covered/exempt	No	No
XXXXXXXXX	119417	Not covered/exempt	No	No
XXXXXXXXX	122271	Not covered/exempt	No	No
XXXXXXXXX	122242	Non-QM: Compliant with ATR	No	Yes
9